Goodwill and Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other intangible assets [Abstract]
Goodwill by Business Segment
The following summarizes changes to the Company's goodwill, by reportable business segment:

(in millions)
	North America	International	Total
Balance as of December 31, 2010	$109.0	$103.5	$212.5

Foreign currency translation adjustments	(0.5)	(0.1)	(0.6)
Goodwill resulting from acquisition	—	1.4	1.4

Balance as of December 31, 2011	$108.5	$104.8	$213.3

Foreign currency translation adjustments	0.4	0.2	0.6
Goodwill resulting from acquisition	—	2.2	2.2
			]
Balance as of December 31, 2012	$108.9	$107.2	$216.1

Other Intangible Assets
            The following table summarizes information relating to the Company's other intangible assets:

(in millions)
		December 31, 2012			December 31, 2011
	Useful	Gross		Net	Gross		Net
	Lives	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Unamortized indefinite life intangible assets:
Trademarks		$55.0	$—	$55.0	$55.0	$—	$55.0

Amortized intangible assets:
Technology	10	$16.0	$16.0	$—	$16.0	$14.7	$1.3
Patents & other trademarks	5-20	12.9	9.9	3.0	12.5	9.1	3.4
Customer database	5	4.9	4.9	—	4.9	4.9	—
Foam formula	10	3.7	3.7	—	3.7	3.4	0.3
Reacquired rights	3	5.8	5.3	0.5	5.6	3.3	2.3
Customer relationships	5	6.7	2.1	4.6	5.1	0.9	4.2
Total		$105.0	$41.9	$63.1	$102.8	$36.3	$66.5

Finite-Lived Intangible Assets, Future Amortization Expense	Annual amortization of intangible assets is expected to be as follows:
(in millions)

Year Ending December 31,

2013	$2.2
2014	1.6
2015	1.5
2016	1.0
2017	0.2